Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories as of December 31, 2012 and 2011, consisted of the following:

	2012	2011
Merchandise	$31,435	$27,937
Food and beverage	5,152	4,461
Supplies	—	33

Total	$36,587	$32,431